INCOME TAXES - Total provision (benefit) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current					$ 250,739
Deferred					(345,278)	$ (2,388)
Change in valuation allowance					345,278	2,388
State and Local
Change in valuation allowance					347,666	2,388
Change in valuation allowance					345,278	2,388
Provision for income taxes	$ 10,013	$ 88,568	$ 64,836	$ 88,568	250,739
Net operating loss carryovers					$ 0	$ 2,400